TURNER FUNDS

Institutional Class

Investor Class

Retirement Class

Supplement dated February 27, 2015

to the Statement of Additional Information (“SAI”) dated January 31, 2015

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE SAI.

1.                                      The paragraph on pages 54 and 55 under “Trustees and Officers of the Trust — Compensation” is deleted and replaced by the following:

Compensation. The Board holds regular quarterly meetings each year, and the Trustees receive annual compensation from the Trust for serving on the Board and attending such meetings. The Trust does not compensate the Trustees who are officers or employees of the Adviser. Due to her position with the federal government, the Trust did not compensate Janet Sansone from January 1, 2008 to December 31, 2009. Effective February 27, 2015, the independent Trustees receive an annual retainer of $40,000 ($52,000 for the Board Chairman) payable quarterly. Each Audit Committee Member receives an annual retainer of $3,200 ($5,600 for the Audit Committee Chairman); and each Valuation Committee Member and the Valuation Committee Chairman receive an annual retainer of $800. In addition, independent Trustees receive $4,800 ($7,200 for the Board Chairman) for each regular or special board meeting (provided, however, that in the event that a special meeting is held telephonically and no resolutions are passed, then each independent Trustee will receive $1,600 and the Board Chairman will receive $4,000 for such meeting), $3,200 ($5,600 for the Audit Committee Chairman) for each audit committee meeting, $400 per fair value meeting and $1,500 for telephone meetings with counsel. Also, independent Trustees receive $5,000 for participating in a full day of Turner Funds’ business outside of Board meetings and preparation for such participation and $2,500 for a half day of such participation. Trustees are reimbursed for travel and other out-of-pocket expenses in connection with the attendance of Board meetings. The Trust does not offer any retirement benefits for Trustees. Brian F. McNally receives annual compensation from the Trust (currently $175,000) for serving as the Trust’s chief compliance officer (“CCO”). In addition, Mr. McNally is reimbursed for out-of-pocket expenses in connection with his serving as CCO.  During the fiscal year ended September 30, 2014, the current Trustees received the following compensation from the Trust for serving on the Board, and Mr. McNally received the following compensation from the Trust for serving as Chief Compliance Officer:

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

TURNER FUNDS

Class C Shares

Supplement dated February 27, 2015

to the Statement of Additional Information (“SAI”) dated January 31, 2015

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE SAI.

1.                                      The paragraph on pages 47 and 48 under “Trustees and Officers of the Trust — Compensation” is deleted and replaced by the following:

Compensation. The Board holds regular quarterly meetings each year, and the Trustees receive annual compensation from the Trust for serving on the Board and attending such meetings. The Trust does not compensate the Trustees who are officers or employees of the Adviser. Due to her position with the federal government, the Trust did not compensate Janet Sansone from January 1, 2008 to December 31, 2009. Effective February 27, 2015, the independent Trustees receive an annual retainer of $40,000 ($52,000 for the Board Chairman) payable quarterly. Each Audit Committee Member receives an annual retainer of $3,200 ($5,600 for the Audit Committee Chairman); and each Valuation Committee Member and the Valuation Committee Chairman receive an annual retainer of $800. In addition, independent Trustees receive $4,800 ($7,200 for the Board Chairman) for each regular or special board meeting (provided, however, that in the event that a special meeting is held telephonically and no resolutions are passed, then each independent Trustee will receive $1,600 and the Board Chairman will receive $4,000 for such meeting), $3,200 ($5,600 for the Audit Committee Chairman) for each audit committee meeting, $400 per fair value meeting and $1,500 for telephone meetings with counsel. Also, independent Trustees receive $5,000 for participating in a full day of Turner Funds’ business outside of Board meetings and preparation for such participation and $2,500 for a half day of such participation. Trustees are reimbursed for travel and other out-of-pocket expenses in connection with the attendance of Board meetings. The Trust does not offer any retirement benefits for Trustees. Brian F. McNally receives annual compensation from the Trust (currently $175,000) for serving as the Trust’s chief compliance officer (“CCO”). In addition, Mr. McNally is reimbursed for out-of-pocket expenses in connection with his serving as CCO.  During the fiscal year ended September 30, 2014, the current Trustees received the following compensation from the Trust for serving on the Board, and Mr. McNally received the following compensation from the Trust for serving as Chief Compliance Officer:

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE